CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	95,253,840	95,253,840
Common stock, shares outstanding	95,253,840	95,253,840